Cost of Sales and Expenses by their Nature	12 Months Ended
Dec. 31, 2023
Cost of Sales and Expenses by their Nature [Abstract]
Cost of sales and expenses by their nature
21.	Cost of sales and expenses by their nature

At the years ended at December 31, 2023, 2022 and 2021, the cost of sales and administration expenses consist of the following:

	2023	2022	2021

Raw materials and consumables	$20,377,456	$27,080,462	$26,298,681
Electrical energy	2,326,649	2,586,918	3,530,134
Ferroalloys	1,883,923	2,232,759	2,396,516
Refractories	859,034	767,691	810,315
Oxygen	348,200	297,302	293,217
Electrodes	402,513	542,117	444,201
Gas and fuels	793,649	1,541,817	1,161,994
Labor	1,822,827	2,272,304	2,024,419
Operation materials	1,038,873	1,366,947	1,339,692
Depreciation and amortization	1,035,244	1,116,872	1,175,108
Maintenance	1,867,656	1,250,897	1,561,716
Other expenses	661,140	1,084,475	974,835
	$33,417,164	$42,140,561	$42,010,828

	2023	2022	2021

Cost of sales	$31,100,106	$39,683,861	$39,968,186
Administrative expenses	2,317,058	2,456,700	2,042,642
	$33,417,164	$42,140,561	$42,010,828